Risk Management Activities - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	$ 49,000,000	$ 42,000,000
Financial assets pledged as collateral for liabilities or contingent liabilities	0	3,000,000
Derivative, contingent feature, additional collateral requirement	85,000,000	$ 51,000,000
Asset-backed debt instruments held	631,000,000
Debt instruments held	$ 1,000,000,000
Borrowings subject to floating interest rates	7.00%	11.00%		7.00%	11.00%
Sensitivity analysis used by management for the foreign exchange differences from functional currency	$ 0.03	$ 0.03	$ 0.04
Borrowings	$ 3,361,000,000	3,212,000,000
Bond, interest rate	5.75%
Target percentage of hedged forecasted foreign operating cash flows over four year period	60.00%
Target percentage of hedged forecasted foreign operating cash flows, current period	90.00%
Target percentage of hedged forecasted foreign operating cash flows, next year	70.00%
Target percentage of hedged forecasted foreign operating cash flows, third year	50.00%
Target percentage of hedged forecasted foreign operating cash flows, fourth year	30.00%
Change in foreign exchange rates	$ 0	0	5,000,000
Maximum exposure to credit risk	22,000,000	5,000,000
Other comprehensive income that will be reclassified to profit or loss, net of tax	(90,000,000)	(19,000,000)	(11,000,000)
Gains (losses) on change in fair value of derivatives	43,000,000	33,000,000	(29,000,000)
Gains on change in fair value of derivatives	11,000,000	24,000,000	3,000,000
Unrealised loss on change in fair value of derivatives	2,000,000
Unrealised gains on change in fair value of derivatives		6,000,000	4,000,000
Net realized gains on change in fair value of derivatives	13,000,000	18,000,000
Net realized losses on change in fair value of derivatives			1,000,000
Unrealized pre-tax gains (losses)	1,000,000	1,000,000	4,000,000
Within one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other comprehensive income that will be reclassified to profit or loss, net of tax	72,000,000
Long-term debt | Net investment hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				$ 370	$ 370
Forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 150,000,000
Bond, forward yield	1.20%
Bond Lock Agreement [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 75,000,000
Commodity Price Risk - Proprietary Trading [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1,000,000	1,000,000	2,000,000
Commodity Price Risk - Generation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	12,000,000	25,000,000	18,000,000
Commodity Price Risk - Generation - Mark To Market Value [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	15,000,000	8,000,000	$ 13,000,000
Interest rate risk | Interest Rate Exposure [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 150,000,000
Interest rate risk | Interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				150
Borrowings				$ 400
Interest rate risk | Interest rate swap | Fixed interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivate, fixed interest rate	0.94%
Letter of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral posted on derivative liabilities	$ 163,000,000	$ 112,000,000